Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total shareholders' equity	Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Common shares	Additional paid-in capital	Retained earnings		Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2020		SFr 47,059		SFr 46,264		SFr 4,400	SFr 46,232	SFr 15,871			SFr (20,239)	SFr 795
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(46)										(46)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		27										27
Net income/(loss)		(1,029)		(929)				(929)				(100)
Total other comprehensive income/(loss), net of tax		908		880							880	28
Share-based compensation, net of tax		125		125			125
Dividends on share-based compensation, net of tax		(9)		(9)			(9)
Dividends paid		(11)		(10)				(10)
Cash dividends paid to noncontrolling interest holders												(1)
Change in scope of consolidation, net		(3)										(3)
Other		1,066		1,069			1,069					(3)
Balance at Dec. 31, 2021		48,087		47,390		4,400	47,417	14,932			(19,359)	697
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(64)										(64)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		79										79
Net income/(loss)		(7,304)		(7,273)				(7,273)				(31)
Total other comprehensive income/(loss), net of tax		4,284		4,292							4,292	(8)
Share-based compensation, net of tax		195		195			195
Dividends on share-based compensation, net of tax		(14)		(14)			(14)
Dividends paid		(571)		(570)			(570)
Cash dividends paid to noncontrolling interest holders												(1)
Change in scope of consolidation, net		(66)										(66)
Other		3,850		3,851			3,851					(1)
Balance at Dec. 31, 2022		48,476	SFr (5)	47,871	SFr (5)	4,400	50,879	7,659		SFr (5)	(15,067)	605
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(23)										(23)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	26										26
Net income/(loss)		(4,114)		(4,041)				(4,041)				(73)
Total other comprehensive income/(loss), net of tax		(5,020)		(4,972)							(4,972)	(48)
Share-based compensation, net of tax		345		345			345
Dividends share based compensation other		10		10			10
Dividends paid		(3)
Cash dividends paid to noncontrolling interest holders												(3)
Change in scope of consolidation, net		(4)										(4)
Other		(1,572)		(1,553)			(2)	(1,551)	[3]			(19)
Balance at Dec. 31, 2023		SFr 38,116		SFr 37,655		SFr 4,400	SFr 51,232	SFr 2,062			SFr (20,039)	SFr 461

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[3]	Includes a prior cumulative translation adjustments of CHF 1,530 million relating to Credit Suisse AG, Luxembourg Branch. The direct reclassification within equity to retained earnings was the result of the transfer of the operations of Credit Suisse AG, Luxembourg Branch to UBS AG, Zurich, which qualified as a common control transaction.